Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

16. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and changes to landfill closure and post-closure costs between periods.

December 31, 2012
Fair value of legally restricted assets	$9,885
Undiscounted closure and post-closure costs	$666,204
Credit adjusted risk free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2013	$8,871
2014	11,219
2015	18,394
2016	7,438
2017	11,766
Thereafter	608,516
$666,204

	December 31
	2012	2011

Landfill closure and post-closure costs, beginning of the year	$101,502	$98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Remediation liabilities acquired, during the year	200	-
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, for the year	652	(668)
	113,152	101,502
Less current portion of landfill closure and post-closure costs	8,871	9,468
Landfill closure and post-closure costs, end of year	$104,281	$92,034

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2012, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $9,885 (2011 - $9,200). At December 31, 2012, $9,782 (2011 - $9,115) was deposited into the social utility trust with the balance, $103 (2011 - $85) remaining unfunded and included in accounts payable.